N-6	Jun. 21, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Pruco Life Variable Universal Account
Entity Central Index Key	0000851693
Entity Investment Company Type	N-6
Document Period End Date	Jun. 21, 2024
Amendment Flag	false
C000021016 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio (Service Class 2)
Portfolio Company Objective [Text Block]	Large-Cap
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC (Geode)
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	25.88%
Average Annual Total Returns, 5 Years [Percent]	15.27%
Average Annual Total Returns, 10 Years [Percent]	11.64%
C000005219 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST J.P. Morgan Tactical Preservation Portfolio
Portfolio Company Objective [Text Block]	Balanced
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management, Inc.
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	10.35%
Average Annual Total Returns, 5 Years [Percent]	5.08%
Average Annual Total Returns, 10 Years [Percent]	4.07%
C000005194 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Large-Cap Growth
Portfolio Company Adviser [Text Block]	PGIM Investments LLC, AST Investment Services, Inc.
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC.; Jennison Associates LLC; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	43.63%
Average Annual Total Returns, 5 Years [Percent]	15.03%
Average Annual Total Returns, 10 Years [Percent]	13.40%
C000005695 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF Global Portfolio (Class I)
Portfolio Company Objective [Text Block]	Global/International
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	LSV Asset Management; Massachusetts Financial Services Company; PGIM Quantitative Solutions LLC; T. Rowe Price Associates, Inc.; William Blair Investment Management, LLC
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	19.59%
Average Annual Total Returns, 5 Years [Percent]	11.64%
Average Annual Total Returns, 10 Years [Percent]	8.28%
C000005726 [Member]
Prospectus:
Portfolio Company Name [Text Block]	PSF PGIM High Yield Bond Portfolio (Class I)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income; PGIM Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	11.82%
Average Annual Total Returns, 5 Years [Percent]	5.94%
Average Annual Total Returns, 10 Years [Percent]	5.17%